Concentrations, Risks and Uncertainties (Details) - EBP 001	Dec. 31, 2025	Dec. 31, 2024
Employer shares
EBP, Risk and Uncertainty [Line Items]
Concentration of investments (as a percentage)	11.00%	9.00%
Fidelity total market index fund
EBP, Risk and Uncertainty [Line Items]
Concentration of investments (as a percentage)	17.00%	17.00%
JP Morgan large cap growth fund class R6
EBP, Risk and Uncertainty [Line Items]
Concentration of investments (as a percentage)	15.00%	14.00%